Fair Value of Measurements - Valuation techniques and the inputs (Details) $ in Thousands	Mar. 31, 2024 USD ($) $ / shares Y	Dec. 31, 2023 USD ($)
Binomial Lattice Model ("BLM") | Exercise price | Public warrants
Fair Value of Measurements
Warrant liabilities, measurement input | $ / shares	11.50
Binomial Lattice Model ("BLM") | Term to expiration | Public warrants
Fair Value of Measurements
Warrant liabilities, measurement input | Y	5.0
Black Scholes Merton Model ("BSM") or BLM | Exercise price | Private placement warrants
Fair Value of Measurements
Warrant liabilities, measurement input | $ / shares	11.50
Black Scholes Merton Model ("BSM") or BLM | Term to expiration | Private placement warrants
Fair Value of Measurements
Warrant liabilities, measurement input | Y	5
Black Scholes Merton Model ("BSM") or BLM | Volatility | Private placement warrants
Fair Value of Measurements
Warrant liabilities, measurement input	0.194
Black Scholes Merton Model ("BSM") or BLM | Risk-free rate | Private placement warrants
Fair Value of Measurements
Warrant liabilities, measurement input	0.042
Convertible promissory notes, current | Discounted Cash Flow Model ("DCF") | Level 3
Fair Value of Measurements
Fair value | $	$ 5,645
Convertible promissory notes, current | Discounted Cash Flow Model ("DCF") | Discount factor
Fair Value of Measurements
Convertible promissory notes, measurement input	0.102
Convertible promissory notes, current | Discounted Cash Flow Model ("DCF") | Remaining term
Fair Value of Measurements
Convertible promissory notes, measurement input | Y	0.25
Convertible promissory notes, current | PWERM | Level 3
Fair Value of Measurements
Fair value | $		$ 27,794
Convertible promissory notes, net of current | PWERM | Level 3
Fair Value of Measurements
Fair value | $		$ 6,239
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Level 3
Fair Value of Measurements
Fair value | $	$ 4,672
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Stock price
Fair Value of Measurements
Convertible promissory notes, measurement input | $ / shares	6.58
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Remaining term
Fair Value of Measurements
Convertible promissory notes, measurement input | Y	1.9
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Credit spread
Fair Value of Measurements
Convertible promissory notes, measurement input	0.050
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Volatility
Fair Value of Measurements
Convertible promissory notes, measurement input	0.322
Convertible promissory notes, net of current | Binomial Lattice Model ("BLM") | Risk-free rate
Fair Value of Measurements
Convertible promissory notes, measurement input	0.046
Warrant liabilities - private and public warrants | Black Scholes Merton Model ("BSM") or BLM | Level 3
Fair Value of Measurements
Fair value | $	$ 9,150
Warrant liabilities - other | Level 3
Fair Value of Measurements
Fair value | $	$ 1,434
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Exercise price | Minimum
Fair Value of Measurements
Warrant liabilities, measurement input | $ / shares	5.00
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Exercise price | Weighted average
Fair Value of Measurements
Warrant liabilities, measurement input | $ / shares	10.00
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Exercise price | Maximum
Fair Value of Measurements
Warrant liabilities, measurement input | $ / shares	18.75
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Term to expiration | Minimum
Fair Value of Measurements
Warrant liabilities, measurement input | Y	0.4
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Term to expiration | Maximum
Fair Value of Measurements
Warrant liabilities, measurement input | Y	2.6
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Volatility | Minimum
Fair Value of Measurements
Warrant liabilities, measurement input	0.295
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Volatility | Maximum
Fair Value of Measurements
Warrant liabilities, measurement input	0.327
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Risk-free rate | Minimum
Fair Value of Measurements
Warrant liabilities, measurement input	0.044
Warrant liabilities - other | Black Scholes Merton Model ("BSM") or BLM | Risk-free rate | Maximum
Fair Value of Measurements
Warrant liabilities, measurement input	0.054